Restricted Stock Plan (Summary Of Pre-Tax Compensation Expense) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 781,479	$ 895,127	$ 659,320
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	390,655	480,159	287,789
Non Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 390,824	$ 414,968	$ 371,531